OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
2022	$ 660,645	$ 880,860
2023	888,725	888,725
2024	788,776	788,776
2025	599,496	599,496
2026	99,916	99,916
Total lease payments	$ 3,037,558	$ 3,257,773